Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Selling, general and administrative expense	€ 1,033,871	€ 1,008,324	€ 901,364